Interest Expense - Summary of Interest Expense (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Interest costs [abstract]
Interest on borrowings	¥ 1,840	¥ 1,891		¥ 1,628
Interest relating to lease liabilities (Note 21)	5,302	0		0
Interest relating to obligations under finance leases	0	2,409		2,009
Interest relating to provision for early retirement benefits	0	0		1
Total interest expense on financial liabilities not at fair value through profit or loss	7,142	4,300		3,638
Less: interest expense capitalized (Note(ii))	(1,279)	(1,085)		(908)
Interest expense net of capitalized	5,863	3,215		2,730
Interest rate swaps: cash flow hedge, reclassified from equity (Note 17&21)	(18)	(13)		17	[1]
Interest expense	¥ 5,845	¥ 3,202	[2]	¥ 2,747	[2],[3]

[1]	The Group has initially applied IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).
[2]	The Group has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at January 1, 2019 to recognize right-of-use assets and lease liabilities relating to leases which were previously classified as operating leases under IAS 17. In the comparative periods in 2018 and 2017, cash payments under operating leases made by the Group as a lessee of RMB9,920 million and RMB8,996 million, respectively, were included in operating cash outflows in the consolidated cash flow statements. Under IFRS 16, except for short-term lease payments and payments for leases of low value assets not included in the measurement of lease liabilities, all other rentals paid on leases are now split into capital element and interest element and classified as financing cash outflows and operating cash outflows, respectively. Under the modified retrospective approach, the comparative information is not restated. Further details on the impact of the transition to IFRS 16 are set out in Note 2(b).
[3]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).